Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2020
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Assets Classified as Held for Sale
32	ASSETS CLASSIFIED AS HELD FOR SALE
The Group entered into agreements with China Aviation Supplies Co., Ltd. to dispose of certain flight equipment. The flight equipment with an aggregate carrying amount of RMB2 million (2019: RMB6 million) was recognized as assets classified as held for sale by the Group as at December 31, 2020, which are stated at the lower of their carrying amounts and their fair value less cost to sell.